Restricted Stock Grants (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Directors
Number of independent directors		4
Stock compensation expense	$ 49,771	$ 49,771
Deferred compensation	(547,475)	(547,475)
Directors [Member]
Restricted common stock, shares		642,200
Restricted common stock, value		$ 597,246